Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 802,578	$ 476,587
Short-term investments	321,084	0
Amounts receivable	2,232	1,727
Prepaid expenses and other assets	21,220	14,358
Lease receivable	512	512
Total Current Assets	1,147,626	493,184
Non-Current assets
Exploration and evaluation assets	812,270	584,889
Property and equipment	7,565	5,354
Investment in associate	153,845	229,594
Strategic inventory	341,150	341,150
Other non-current assets	10,477	3,072
Total assets	2,472,933	1,657,243
Current Liabilities
Accounts payable and accrued liabilities	40,347	18,683
Interest payable	2,594	2,719
Lease liabilities	697	926
Derivative liability	524	0
Convertible debentures	586,214	455,783
Total Current Liabilities	630,376	478,111
Non-current Liabilities
Long-term derivative liability	1,609	0
Other non-current liabilities	8,840	91
Total liabilities	640,825	478,202
Equity
Share capital	2,377,951	1,405,968
Reserves	172,754	142,619
Accumulated other comprehensive income (deficit)	(27,358)	12,017
Accumulated deficit	(691,239)	(381,563)
Total equity	1,832,108	1,179,041
Total liabilities and equity	$ 2,472,933	$ 1,657,243